Stockholders' Equity (Dividends) (Narrative) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Retained Earnings Adjustments [Line Items]
Retained earnings available for dividends	$ 1,110,768	¥ 91,294,000
Minimum percentage of aggregate amount of cash dividends of retained earnings associated with cash outlays	10.00%	10.00%
Minimum percentage of common stock the legal reserve and additional paid-in-capital must equal	25.00%	25.00%